iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .8%
Abbott Laboratories ........................ 6,516,083 $ 737,034,148
Alphatec Holdings, Inc.
(a)
..................... 526,983 4,837,704
Artivion, Inc.
(a) (b)
........................... 194,780 5,568,760
AtriCure, Inc.
(a)
........................... 251,698 7,691,891
Axogen, Inc.
(a)
............................ 227,202 3,744,289
Baxter International, Inc. ..................... 2,639,382 76,964,379
Becton Dickinson & Co. ..................... 920,492 208,832,020
Boston Scientific Corp.
(a)
..................... 5,536,950 494,560,374
Butterfly Network, Inc.
(a) (b)
.................... 820,126 2,558,793
CONMED Corp. ........................... 159,482 10,914,948
Dexcom, Inc.
(a)
........................... 2,019,101 157,025,485
Edwards Lifesciences Corp.
(a)
................. 2,756,608 204,071,690
Enovis Corp.
(a) (b)
........................... 288,470 12,658,064
Envista Holdings Corp.
(a)
..................... 890,859 17,184,670
GE HealthCare Technologies, Inc.
(b)
............. 2,361,713 184,638,722
Glaukos Corp.
(a) (b)
.......................... 285,020 42,735,899
Globus Medical, Inc. , Class A
(a)
................ 587,939 48,628,435
Hologic, Inc.
(a)
............................ 1,200,683 86,557,237
IDEXX Laboratories, Inc.
(a)
.................... 423,286 175,003,364
Inari Medical, Inc.
(a)
........................ 259,936 13,269,733
Inspire Medical Systems, Inc.
(a) (b)
............... 154,949 28,724,446
Insulet Corp.
(a) (b)
........................... 362,601 94,664,243
Integer Holdings Corp.
(a) (b)
.................... 173,501 22,992,353
Integra LifeSciences Holdings Corp.
(a) (b)
........... 342,602 7,770,213
Intuitive Surgical, Inc.
(a)
...................... 1,338,110 698,439,896
iRhythm Technologies, Inc.
(a) (b)
................. 162,075 14,614,303
LeMaitre Vascular, Inc.
(b)
..................... 105,631 9,732,840
LivaNova PLC
(a)
........................... 280,342 12,982,638
Masimo Corp.
(a) (b)
.......................... 229,719 37,972,551
Medtronic PLC ........................... 2,453,753 196,005,790
Novocure Ltd.
(a) (b)
.......................... 509,776 15,191,325
Omnicell, Inc.
(a) (b)
.......................... 239,124 10,645,801
Orthofix Medical, Inc.
(a)
...................... 197,288 3,444,649
Paragon 28, Inc.
(a) (b)
........................ 203,145 2,098,488
Security Shares Value
a
Health Care Equipment (continued)
Penumbra, Inc.
(a) (b)
......................... 198,390 $ 47,113,657
PROCEPT BioRobotics Corp.
(a) (b)
............... 279,898 22,537,387
QuidelOrtho Corp.
(a) (b)
....................... 341,275 15,203,801
ResMed, Inc. ............................ 758,834 173,537,747
SI-BONE, Inc.
(a) (b)
.......................... 194,866 2,732,021
STERIS PLC ............................. 510,247 104,886,373
Stryker Corp. ............................ 540,899 194,750,685
Surmodics, Inc.
(a)
.......................... 73,657 2,916,817
Tandem Diabetes Care, Inc.
(a)
................. 339,073 12,213,409
Teleflex, Inc. ............................. 240,083 42,729,972
TransMedics Group, Inc.
(a) (b)
................... 173,273 10,803,572
Treace Medical Concepts, Inc.
(a)
................ 229,971 1,710,984
Varex Imaging Corp.
(a) (b)
..................... 211,156 3,080,766
Zimmer Biomet Holdings, Inc. ................. 1,029,075 108,701,192
a
Total Long-Term Investments — 99.8%
(Cost: $ 4,531,559,504 ) ............................... 4,392,678,524
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(c) (d) (e)
............................ 76,278,068 76,316,207
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................. 5,312,785 5,312,785
a
Total Short-Term Securities — 1.9%
(Cost: $ 81,618,279 ) ................................. 81,628,992
Total Investments — 101.7%
(Cost: $ 4,613,177,783 ) ............................... 4,474,307,516
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (74,421,489)
Net Assets — 100.0% ................................. $ 4,399,886,027
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 119,537,217  $ —  $ (43,232,422)
(a)
$ 38,999  $ (27,587) $ 76,316,207  76,278,068  $ 170,790
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,174,241  —  (861,456)
(a)
—  —  5,312,785  5,312,785  240,509  —
$ 38,999  $ (27,587)
$ 81,628,992
$ 411,299  $ —

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Medical Devices ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 35 03/21/25 $ 4,902 $ (18,736)
E-Mini Technology Select Sector Index ...................................................... 5 03/21/25 1,183 (22,480)
$ (41,216)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,392,678,524  $ —  $ —  $ 4,392,678,524
Short-Term Securities
Money Market Funds ...................................... 81,628,992  —  —  81,628,992
$ 4,474,307,516  $ —  $ —  $ 4,474,307,516
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (41,216) $ —  $ —  $ (41,216)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.